Commitments and Contingencies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Unfunded Commitments Under Commercial Mortgage Loans
As of June 30, 2021 and December 31, 2020, the Company had the below unfunded commitments to the Company’s borrowers (dollars in thousands):

Funding Expiration	June 30, 2021	December 31, 2020
2021	$33,413	$59,692
2022	61,214	91,420
2023	75,420	69,880
2024	196,518	7,700
2025 and beyond	23,778	—
	$390,343	$228,692

As of December 31, 2020 and 2019, the Company had the below unfunded commitments to the Company’s borrowers (dollars in thousands):

Funding Expiration	December 31, 2020	December 31, 2019
2020	$—	$90,519
2021	59,692	100,861
2022	91,420	56,863
2023	69,880	8,637
2024 and beyond	7,700	5,450
	$228,692	$262,330